Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property and Equipment, Net
5.	Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	As of December 31,
	2019	2018
Computer equipment and software	$373	$367
Furniture, fixtures and other	768	719
Laboratory equipment	377	377
Leasehold improvements	449	374
	1,967	1,837
Accumulated depreciation	(1,622)	(1,338)
Property and equipment, net	$345	$499

Depreciation expense was $0.3 million for each of the years ended December 31, 2019, 2018 and 2017.